Condensed Statements of Operations - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
Formation, general and administrative costs	$ 10,420	$ 819,219	$ 1,757,164
Loss from operations	(10,420)	(819,219)	(1,757,164)
Other income:
Interest earned on cash equivalents		13,338	41,335
Interest earned on marketable securities held in Trust Account		1,997,672	5,446,141
Total other income		2,011,010	5,487,476
Net income (loss)	$ (10,420)	$ 1,191,791	$ 3,730,312
Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic		19,000,000	17,538,462
Weighted average shares outstanding of ordinary shares, diluted		19,000,000	17,538,462
Basic net income per ordinary share		$ 0.05	$ 0.15
Diluted net income per ordinary share		$ 0.05	$ 0.15
Non-Redeemable Common Class A [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic		690,000	636,923
Weighted average shares outstanding of ordinary shares, diluted		690,000	636,923
Basic net income per ordinary share		$ 0.05	$ 0.15
Diluted net income per ordinary share		$ 0.05	$ 0.15
Common Class B [Member]
Other income:
Weighted average shares outstanding of ordinary shares, basic	5,833,333	6,333,333	6,294,871
Weighted average shares outstanding of ordinary shares, diluted	5,833,333	6,333,333	6,294,871
Basic net income per ordinary share	$ (0.00)	$ 0.05	$ 0.15
Diluted net income per ordinary share	$ (0.00)	$ 0.05	$ 0.15